Description of the Plan - Additional Information (Detail) - EBP 011 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Description of eligibility for participation of the plan	Employees, as defined, are eligible to participate in the Plan provided they have worked for the Company for a period of 3 months. Unless elected otherwise, employees are automatically enrolled into the Plan at a pre-tax contribution rate of 3% as of the first payroll beginning after eligibility requirements are met.
Employee benefit plan participant pre tax contribution percentage	3.00%
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	50.00%
Employee benefit plan participant contribution year age	50
Employee benefit plan participant contribute compensation percentage	20.00%
Employer matching contribution description	The Company matches up to a maximum rate of 100% of the first 3% and 50% of the next 2% of participant deferrals.
EBP, note receivable from participant, account, minimum borrowing, amount	$ 1,000
EBP, note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Participant loan interest rate spread	1.00%
Administrative Expenses	$ 769,565
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	4.25%